UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-05767

DWS Strategic Municipal Income Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 149.3%
Alabama 2.9%
Alabama, Sales & Special Tax Revenue, Public School and College Authority, Series C, 5.625%, 7/1/2013	1,000,000	1,056,050
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, 5.75%, 6/1/2031	1,500,000	1,603,770
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	250,000	263,475

Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	1,000,000	1,054,670

		3,977,965
Arizona 1.4%
Arizona, Project Revenue, Health Facilities Authority, The New Foundation Project, 8.25%, 3/1/2019	1,815,000	1,834,675
California 9.2%
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.625%, 6/1/2038	1,890,000	2,092,041
Series 2003-A-1, 6.75%, 6/1/2039	4,500,000	5,161,365
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2019	1,920,000	2,122,579
Sacramento County, CA, Sales & Special Tax Revenue, Bradshaw Road Project, 7.2%, 9/2/2015	1,050,000	1,066,044
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	1,995,000	2,079,030

		12,521,059
Colorado 5.2%
Colorado, Health Facilities Authority Revenue, Adventist Health Sunbelt, Series D, 5.25%, 11/15/2027	1,500,000	1,615,170
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	1,052,970
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	1,000,000	1,127,750
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, 7.125%, 6/15/2041	1,150,000	1,242,425
Denver, CO, Sales & Special Tax Revenue, Urban Renewal Authority, AMT, 7.75%, 9/1/2016	1,000,000	1,010,310
Mesa County, CO, Valley School District No. 051 Grand Junction, Series A, 5.0%, 12/1/2024 (a)	1,000,000	1,072,630

		7,121,255
Connecticut 2.8%
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,000,000	2,077,960
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2017	2,000,000	1,196,760
Series B, 144A, Zero Coupon, 9/1/2018	1,000,000	567,740

		3,842,460
District of Columbia 0.8%
District of Columbia, General Obligation:
Series A, Prerefunded, 5.0%, 6/1/2018 (a)	340,000	348,972
Series A, 5.0%, 6/1/2018 (a)	660,000	675,860

		1,024,832
Florida 5.7%
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Series G, 5.125%, 11/15/2020	1,950,000	2,093,344
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	1,600,000	1,827,264
Nassau County, FL, ICF/MR-Intercare Facilities Mentally Retarded Revenue, GF/Amelia Island Properties Project, Series A, 9.75%, 1/1/2023	1,775,000	1,781,284
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	1,071,430
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	1,000,000	1,025,640

		7,798,962
Georgia 1.0%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	1,250,000	1,294,450

Guam 0.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 6.0%, 7/1/2025	1,000,000	1,102,200
Hawaii 1.0%
Hawaii, State General Obligation:
Series CU, Prerefunded, 5.75%, 10/1/2011 (a)	65,000	69,655
Series CU, 5.75%, 10/1/2011 (a)	1,185,000	1,267,393

		1,337,048
Illinois 9.2%
Chicago, IL, Core City General Obligation, Board of Education, Series A, 5.75%, 12/1/2017 (a)	1,380,000	1,505,759
Chicago, IL, Housing Authority Revenue, 5.0%, 7/1/2016 (a)	1,570,000	1,708,537
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A, 5.875%, 2/15/2038	1,000,000	1,056,650
Illinois, Hospital & Healthcare Revenue, 6.75%, 2/15/2016	2,180,000	2,385,182
Illinois, State General Obligation, Prerefunded, 6.0%, 1/1/2013 (a)	3,315,000	3,525,602
Illinois, Upper River Valley Development Authority, Solid Waste Disposal Revenue, Waste Recovery Project, AMT, 5.9%, 2/1/2014	1,325,000	1,347,710
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	955,000	958,610

		12,488,050
Indiana 2.7%
Indiana, Senior Care Revenue, Health Facilities Finance Authority, Franciscan Eldercare Community Services, 5.875%, 5/15/2029	3,000,000	3,064,380
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority, Series F, AMT, 5.0%, 1/1/2015 (a)	500,000	533,345

		3,597,725
Iowa 1.4%
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	1,245,000	1,038,168
Lake City, IA, Senior Care Revenue, Health Care Facility, Opportunity Living Project, 144A, 6.45%, 5/1/2011	875,000	886,130

		1,924,298
Kansas 3.1%
Manhattan, KS, Senior Care Revenue, Meadowlark Hills Retirement, Series A, 6.5%, 5/15/2028	500,000	534,570
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	2,000,000	2,188,960
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	1,400,000	1,464,036

		4,187,566
Kentucky 0.8%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, Prerefunded, 6.625%, 10/1/2028	790,000	874,080
Series A, 6.625%, 10/1/2028	210,000	232,575

		1,106,655
Louisiana 2.3%
Morehouse Parish, LA, Pollution Control Revenue, International Paper Co. Project, Series A, 5.25%, 11/15/2013	3,000,000	3,181,530
Maryland 9.7%
Anne Arundel County, MD, General Obligation, National Business Park Project, Prerefunded, 144A, 7.375%, 7/1/2028	991,000	1,120,980
Anne Arundel County, MD, Revenue Lease, Arundel Mills Project, Prerefunded, 7.1%, 7/1/2029	1,500,000	1,640,790
Maryland, Higher Education Revenue, Collegiate Housing Foundation:
Series A, Prerefunded, 5.75%, 6/1/2019	1,000,000	1,063,160
Series A, Prerefunded, 5.75%, 6/1/2031	1,000,000	1,063,160

Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	1,000,000	1,105,990
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.625%, 12/1/2022	4,000,000	4,445,600
Maryland, State Economic Development Corp. Revenue, Sr. Lien Project, Chesapeake Bay, Series B, 5.25%, 12/1/2031	2,000,000	2,059,100
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington Christian Academy:
5.25%, 7/1/2018	125,000	128,227
5.5%, 7/1/2038	600,000	619,986

		13,246,993
Massachusetts 7.8%
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	1,800,000	2,199,600
Massachusetts, Hospital & Healthcare Revenue, Partners Healthcare System, Series C, 5.75%, 7/1/2032	1,000,000	1,080,590
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	1,925,000	2,013,531
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	1,790,000	1,986,739
Massachusetts, State General Obligation, Consolidated Loan:
Series B, Prerefunded, 5.0%, 4/1/2016 (a)	915,000	936,722
Series B, 5.0%, 4/1/2016 (a)	2,260,000	2,313,652

		10,530,834
Michigan 5.3%
Kalamazoo, MI, Industrial Development Revenue, Economic Development Corp., Series A, 7.5%, 5/15/2029	2,000,000	2,174,940
Kentwood, MI, Economic Development, Limited Obligation, Holland Home, Series A, 5.375%, 11/15/2036	1,000,000	1,060,090
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health System, Series A, 5.0%, 11/15/2016	1,125,000	1,213,627
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	1,000,000	1,084,700
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services:
Series A, ETM, 5.6%, 2/15/2013	270,000	280,333
Series A, ETM, 5.75%, 2/15/2023	1,300,000	1,350,466

		7,164,156
Missouri 0.8%
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	980,000	1,077,863
Nebraska 0.0%
Nebraska, Single Family Housing Revenue, Investment Finance Authority, AMT, Series A, 6.7%, 9/1/2026	5,000	5,001
Nevada 1.6%
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas Monorail Project, 7.375%, 1/1/2030	2,000,000	2,110,360
Nevada, Single Family Housing Revenue, AMT, Series C, 6.5%, 4/1/2028	5,000	5,088

		2,115,448
New Hampshire 2.5%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood Heritage Heights, Series A, 5.4%, 1/1/2030	750,000	762,915
New Hampshire, Higher Education Revenue, Health & Educational Facilities Authority, New Hampshire College Issue, 7.4%, 1/1/2023	1,000,000	1,137,870
New Hampshire, Hospital & Healthcare Revenue, Rivermead at Peterborough Retirement Community, 5.75%, 7/1/2028	1,500,000	1,543,875

		3,444,660
New Jersey 4.0%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	290,000	313,026
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:

Series A, 5.0%, 7/1/2022 (a)	1,430,000	1,535,177
Series A, 5.0%, 7/1/2023 (a)	1,770,000	1,887,935
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	1,615,000	1,732,281

		5,468,419
New Mexico 2.0%
Farmington, NM, Pollution Control Revenue, 5.8%, 4/1/2022	2,750,000	2,778,160
New York 14.4%
Nassau County, NY, Hospital & Healthcare Revenue, 6.0%, 8/1/2016 (a)	2,825,000	3,031,112
Nassau County, NY, Project Revenue, North Shore Healthcare Systems Project, Series B, 5.875%, 11/1/2011	575,000	602,525
New York, Core City General Obligation, Series C, 7.0%, 2/1/2010	315,000	319,108
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.125%, 4/1/2019 (a)	1,450,000	1,593,681
New York, Sales & Special Tax Revenue, Transitional Finance Authority, Series B, 6.0%, 11/15/2013	490,000	530,582
New York, State General Obligation Lease, Higher Education Revenue, Dormitory Authority, State University, Prerefunded, 5.125%, 5/15/2021 (a)	1,880,000	1,932,339
New York, Transitional Finance Authority, Series B, Prerefunded, 6.0%, 11/15/2013	1,510,000	1,635,058
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority Systems, ETM, Series Y, 6.0%, 1/1/2012	5,000,000	5,375,750
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	2,128,760
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 8.0%, 8/1/2028	2,000,000	2,472,660

		19,621,575
North Carolina 1.8%
North Carolina, Electric Revenue, Municipal Power Agency:
Series C, 5.375%, 1/1/2017	1,000,000	1,068,790
Series B, 6.375%, 1/1/2013	1,300,000	1,396,226

		2,465,016
North Dakota 0.8%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, 7.125%, 8/15/2024	1,000,000	1,101,850
Pennsylvania 5.2%
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	600,000	638,460
Montgomery County, PA, Senior Care Revenue, Higher Education & Health Authority, Philadelphia Geriatric Center, Series A, 7.25%, 12/1/2027	2,000,000	2,203,020
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	750,000	812,347
Pennsylvania, St. Mary Hospital Authority, Health Systems Revenue, Catholic Health East, Series B, 5.5%, 11/15/2024	1,465,000	1,603,428
Philadelphia, Redevelopment Authority Revenue, First Lien Mortgage, Series A, 6.5%, 1/1/2029	622,900	641,469
Westmoreland County, PA, Senior Care Revenue, Industrial Development Authority, Health Care Facilities-Redstone, Series B, 8.125%, 11/15/2030	1,000,000	1,147,610

		7,046,334
Puerto Rico 1.6%
Commonwealth of Puerto Rico, Government Development Bank, Series C, AMT, 5.25%, 1/1/2015	2,000,000	2,159,060
Rhode Island 1.6%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	2,000,000	2,136,420
South Carolina 7.0%
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Bon Secours Health Systems, Inc., Series A, 5.625%, 11/15/2030	2,000,000	2,141,740

South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	1,375,000	1,629,293
Series C, 7.0%, 8/1/2030	170,000	200,377
Series A, Prerefunded, 7.375%, 12/15/2021	1,000,000	1,145,440
South Carolina, Transportation Infrastructure Bank Revenue, Series A, Prerefunded, 5.375%, 10/1/2024 (a)	4,150,000	4,362,604

		9,479,454
South Dakota 1.6%
South Dakota, Hospital & Healthcare Revenue, Sioux Valley Hospital, Series E, 5.375%, 11/1/2024	2,000,000	2,118,660
Tennessee 2.6%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	500,000	544,195
5.0%, 12/15/2018	540,000	591,160
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, 7.5%, 7/1/2033	2,000,000	2,330,780

		3,466,135
Texas 22.3%
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	2,554,975
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 4.3875%, 4/1/2027*	1,990,000	1,501,395
Crowley, TX, School District General Obligation, 5.125%, 8/1/2025	4,000,000	4,083,040
Hidalgo County, TX, Hospital & Healthcare Revenue, Mission Hospital, Inc. Project, 6.75%, 8/15/2016	2,000,000	2,068,040
Houston, TX, General Obligation:
Series A, Prerefunded, 5.0%, 3/1/2016	1,365,000	1,383,550
5.0%, 3/1/2016	1,635,000	1,652,773
Houston, TX, School District General Obligation, Series A, 5.0%, 2/15/2024	2,000,000	2,051,640
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	2,000,000	2,163,000
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., 6.7%, 11/15/2030	1,000,000	1,111,680
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	1,000,000	1,080,960
Texas, Lower Colorado River Authority Revenue, Series B, 6.0%, 5/15/2013 (a)	5,000,000	5,285,900
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Querencia Barton Creek Project, 5.65%, 11/15/2035	1,250,000	1,292,438
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit, Series A, 6.0%, 11/15/2012 (a)	3,860,000	4,101,327

		30,330,718
Virgin Islands 2.4%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.375%, 10/1/2019	3,000,000	3,271,020
Virginia 1.6%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,202,600
West Virginia 1.6%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, Series A, 6.75%, 9/1/2022	390,000	427,838
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2022	1,610,000	1,785,731

		2,213,569
Wisconsin 0.8%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	1,000,000	1,148,730

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 186,281,157)	149.3	202,933,405
Other Assets and Liabilities, Net	2.2	2,983,619
Preferred Shares, at Redemption Value	(51.5)	(70,000,000)

Net Assets Applicable to Common Shareholders	100.0	135,917,024

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Partial interest paying security. The rate shown represents 65% of the original coupon rate.
(a)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	2.4
Financial Guaranty Insurance Company	2.7
Financial Security Assurance, Inc.	5.7
MBIA Corp.	7.8

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007